TAXATION - Income tax expense by US federal rate (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax expense
Income tax expense at statutory rate	$ 2,077,967	$ 5,333,418	$ 3,120,509	$ 2,405,772	$ 1,805,078
(Income)/loss not subject to entity-level taxes	1,263,563	(2,138,363)	705,654	1,285,290	(2,680,624)
Foreign rate differential	(173,445)	(76,870)	(160,970)	18,715	(140,797)
Change in valuation allowance	1,621,553	627,670	1,192,907	194,113	1,085,898
Establish initial deferred taxes				3,346,301
Refund due to carryback of NOL			(40,669)
Other, net			3,020		52,255
Income tax expense	$ 4,789,638	$ 3,745,855	$ 4,820,451	$ 7,250,191	$ 121,810
Effective Tax Rate
Income tax expense at statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%
(Income)/loss not subject to entity-level taxes	13.00%	(8.00%)	5.00%	11.00%	(31.00%)
Foreign rate differential	(2.00%)	0.00%	(1.00%)	0.00%	(2.00%)
Change in valuation allowance	16.00%	2.00%	8.00%	2.00%	13.00%
Establish initial deferred taxes			0.00%	29.00%	0.00%
Refund due to carryback of NOL			0.00%	0.00%	0.00%
Other, net			0.00%	0.00%	1.00%
Income tax expense	48.00%	15.00%	33.00%	63.00%	2.00%
Unrecognized tax benefits	$ 0		$ 0	$ 0
Accrued interest or penalties related to uncertain tax positions	$ 0		$ 0	$ 0